Consolidated statement of cash flows - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Cash flows provided by (used in) operating activities
Net income	$ 392	$ 1,212	$ 1,348	$ 1,604	$ 2,530
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses	1,412	261	255	1,673	593
Amortization and impairment	280	246	178	526	349
Stock options and restricted shares expense	4	3	5	7	9
Deferred income taxes	(67)	(93)	85	(160)	85
Losses (gains) from debt securities measured at FVOCI and amortized cost	16	(11)	(19)	5	(23)
Net losses (gains) on disposal of land, buildings and equipment	3	1	(1)	4	(1)
Other non-cash items, net	(624)	(68)	(181)	(692)	(365)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks	(1,726)	(2,458)	2,255	(4,184)	3,082
Loans, net of repayments	(18,853)	(4,116)	(8,051)	(22,969)	(11,352)
Deposits, net of withdrawals	43,555	12,718	11,433	56,273	13,783
Obligations related to securities sold short	(2,487)	1,791	(1,247)	(696)	406
Accrued interest receivable	(98)	151	(171)	53	(106)
Accrued interest payable	3	(112)	199	(109)	141
Derivative assets	(15,084)	(1,356)	(935)	(16,440)	(693)
Derivative liabilities	15,675	252	(531)	15,927	1,797
Securities measured at FVTPL	5,859	(9,009)	(8,865)	(3,150)	(10,283)
Other assets and liabilities measured/designated at FVTPL	879	(1,050)	860	(171)	722
Current income taxes	(26)	1,242	(135)	1,216	(287)
Cash collateral on securities lent	(50)	(200)	(772)	(250)	(843)
Obligations related to securities sold under repurchase agreements	22,637	5,339	7,027	27,976	18,668
Cash collateral on securities borrowed	896	(2,964)	(317)	(2,068)	209
Securities purchased under resale agreements	(8,414)	(807)	3,201	(9,221)	(4,682)
Other, net	(143)	(297)	(1,320)	(440)	(3,622)
Cash flows provided by (used in) operating activities	44,039	675	4,301	44,714	10,117
Cash flows provided by (used in) financing activities
Issue of preferred shares, net of issuance cost					321
Issue of common shares for cash	35	83	38	118	76
Purchase of common shares for cancellation	(69)	(165)		(234)
Net sale (purchase) of treasury shares	(3)	1	(3)	(2)
Dividends paid	(643)	(636)	(602)	(1,279)	(1,171)
Repayment of lease liabilities	(77)	(75)		(152)
Cash flows provided by (used in) financing activities	(757)	(792)	(567)	(1,549)	(774)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost	(17,997)	(9,821)	(9,067)	(27,818)	(20,291)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost	1,621	3,757	3,665	5,378	7,420
Proceeds from maturity of debt securities measured at FVOCI and amortized cost	6,028	7,145	1,777	13,173	3,404
Net sale (purchase) of land, buildings and equipment	(49)	(62)	(57)	(111)	(112)
Cash flows provided by (used in) investing activities	(10,397)	1,019	(3,682)	(9,378)	(9,579)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks	129	12	38	141	34
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period	33,014	914	90	33,928	(202)
Cash and non-interest-bearing deposits with banks at beginning of period	4,754	3,840	4,088	3,840	4,380
Cash and non-interest-bearing deposits with banks at end of period	37,768	4,754	4,178	37,768	4,178
Cash interest paid	1,937	2,533	2,366	4,470	4,952
Cash interest received	4,384	5,139	4,681	9,523	9,700
Cash dividends received	220	194	173	414	343
Cash income taxes paid (received)	$ 163	$ (832)	$ 401	$ (669)	$ 838